Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Strategic Income Portfolio
September 30, 2021
VIPSI-NPRT3-1121
1.808796.117
Corporate Bonds - 36.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		193,687	627,546
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		111,311	397,380
			1,024,926
Nonconvertible Bonds - 36.2%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.6%
Altice France SA:
5.125% 7/15/29(d)		3,835,000	3,766,085
5.5% 1/15/28(d)		1,190,000	1,201,192
5.5% 10/15/29(d)(e)		2,095,000	2,073,804
7.375% 5/1/26(d)		2,242,000	2,326,546
8.125% 2/1/27(d)		370,000	398,120
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	103,019
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,520,000	2,649,150
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		325,000	318,939
5.625% 9/15/28(d)		260,000	260,943
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	219,949
Frontier Communications Holdings LLC:
5% 5/1/28(d)		1,165,000	1,223,250
5.875% 10/15/27(d)		620,000	658,750
6.75% 5/1/29(d)		745,000	785,044
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	1,101,787
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	623,150
Lumen Technologies, Inc. 5.375% 6/15/29 (d)		715,000	729,557
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)(e)		280,000	280,000
6% 2/15/28(d)		235,000	233,750
10.75% 6/1/28(d)		365,000	410,625
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		460,000	469,200
3.25% 2/21/23(d)		450,000	464,198
5% 10/19/25(d)		230,000	262,200
Qwest Corp. 7.25% 9/15/25		35,000	41,685
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,505,000	1,580,250
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	10,908,160
8.75% 3/15/32		3,506,000	5,237,473
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	474,849
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	630,300
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,414,584
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,579,792
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	895,707
			44,322,058
Entertainment - 0.1%
Netflix, Inc. 4.875% 4/15/28		1,205,000	1,388,763

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	459,710
2.375% 10/9/30		270,000	264,584
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		240,000	241,920
2.39% 6/3/30(d)		295,000	289,799
2.88% 4/22/31(d)		200,000	204,418
3.975% 4/11/29(d)		180,000	197,415
			1,657,846
Media - 3.5%
Altice Financing SA:
5% 1/15/28(d)		2,250,000	2,169,506
5.75% 8/15/29(d)		1,125,000	1,093,669
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	419,225
Cable Onda SA 4.5% 1/30/30 (d)		740,000	774,364
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		1,005,000	1,022,437
4.5% 8/15/30(d)		4,690,000	4,838,767
4.5% 5/1/32		665,000	684,950
4.75% 3/1/30(d)		4,810,000	5,028,735
5% 2/1/28(d)		4,665,000	4,869,794
5.125% 5/1/27(d)		3,500,000	3,644,585
5.375% 6/1/29(d)		4,800,000	5,184,000
5.5% 5/1/26(d)		1,225,000	1,263,318
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	1,004,806
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	592,800
CSC Holdings LLC:
3.375% 2/15/31(d)		860,000	799,800
4.5% 11/15/31(d)		1,435,000	1,417,063
5% 11/15/31(d)		430,000	412,134
5.375% 2/1/28(d)		1,190,000	1,243,550
5.75% 1/15/30(d)		2,800,000	2,846,830
6.5% 2/1/29(d)		1,320,000	1,429,494
7.5% 4/1/28(d)		325,000	351,253
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	1,620,300
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		1,370,000	1,411,032
6.75% 10/15/27(d)		605,000	641,300
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		1,335,000	1,384,876
5.625% 7/15/27(d)		1,275,000	1,348,918
Quebecor Media, Inc. 5.75% 1/15/23		790,000	835,425
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		495,000	511,088
6.5% 9/15/28(d)		1,325,000	1,351,050
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	165,576
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		425,000	430,844
3.875% 9/1/31(d)		570,000	556,819
4% 7/15/28(d)		1,125,000	1,143,984
5% 8/1/27(d)		800,000	836,000
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	340,945
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (f)		1,700,000	1,000,450
Univision Communications, Inc. 4.5% 5/1/29 (d)		570,000	579,263
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	636,525
VTR Finance BV 6.375% 7/15/28 (d)		320,000	344,800
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		315,000	322,938
6% 1/15/27(d)		635,000	656,469
Ziggo BV:
4.875% 1/15/30(d)		430,000	441,954
5.5% 1/15/27(d)		1,013,000	1,047,189
			58,698,825
Wireless Telecommunication Services - 0.6%
Bharti Airtel International BV 5.35% 5/20/24 (d)		325,000	354,413
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	255,825
Intelsat Jackson Holdings SA:
5.5% 8/1/23(f)		500,000	278,750
8% 2/15/24(d)		1,285,000	1,318,731
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	677,250
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		170,000	177,948
6.5% 10/13/26(d)		315,000	358,155
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	216,750
Sprint Corp. 7.625% 3/1/26		540,000	654,332
T-Mobile U.S.A., Inc.:
2.625% 2/15/29		950,000	961,590
2.875% 2/15/31		1,465,000	1,477,452
3.375% 4/15/29		590,000	615,518
3.5% 4/15/31		590,000	622,234
VimpelCom Holdings BV:
3.375% 11/25/27(d)		535,000	542,073
7.25% 4/26/23(d)		445,000	476,404
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		250,000	256,250
5.125% 1/15/28(d)		580,000	612,553
			9,856,228
TOTAL COMMUNICATION SERVICES			115,923,720

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	456,981
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(f)(g)		384,000	0
11% 10/31/24 pay-in-kind(c)(d)(f)(g)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	441,862
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	741,598
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	432,006
			2,156,079
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		55,000	71,500
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	394,778
			466,278
Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,163,053
Service Corp. International 4% 5/15/31		570,000	589,238
Sotheby's 7.375% 10/15/27 (d)		295,000	311,963
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	442,363
TKC Holdings, Inc.:
6.875% 5/15/28(d)		575,000	593,688
10.5% 5/15/29(d)		575,000	630,344
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	496,007
			4,226,656
Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		570,000	575,615
4% 10/15/30(d)		2,320,000	2,296,800
4.375% 1/15/28(d)		560,000	568,518
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	262,931
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	280,897
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	737,344
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		835,000	845,438
6.25% 7/1/25(d)		2,520,000	2,652,949
8.125% 7/1/27(d)		3,360,000	3,777,396
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	885,549
Carnival Corp.:
4% 8/1/28(d)		855,000	863,550
7.625% 3/1/26(d)		500,000	533,750
9.875% 8/1/27(d)		1,000,000	1,154,111
10.5% 2/1/26(d)		730,000	846,253
11.5% 4/1/23(d)		333,000	371,711
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	150,273
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	589,533
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		330,000	333,300
4% 5/1/31(d)		500,000	507,500
4.875% 1/15/30		975,000	1,045,941
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	449,690
MCE Finance Ltd.:
4.875% 6/6/25(d)		1,832,000	1,836,580
5.25% 4/26/26(d)		640,000	646,400
5.375% 12/4/29(d)		435,000	442,178
5.75% 7/21/28(d)		335,000	342,538
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	407,838
MGM Resorts International:
4.75% 10/15/28		665,000	700,744
6.75% 5/1/25		1,485,000	1,564,819
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		800,000	800,900
NCL Corp. Ltd.:
5.875% 3/15/26(d)		695,000	712,375
12.25% 5/15/24(d)		905,000	1,067,900
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	280,125
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	253,725
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	714,044
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		840,000	848,400
5.875% 9/1/31(d)		840,000	848,649
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23(d)		845,000	946,400
11.5% 6/1/25(d)		734,000	835,843
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	572,950
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	295,000
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	401,850
Viking Cruises Ltd.:
5.875% 9/15/27(d)		595,000	575,663
13% 5/15/25(d)		570,000	656,213
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	537,752
Wynn Macau Ltd.:
5.125% 12/15/29(d)		890,000	836,600
5.5% 1/15/26(d)		365,000	352,681
Yum! Brands, Inc. 4.625% 1/31/32		590,000	629,825
			37,837,041
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	412,306
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	413,100
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	424,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	70,090
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		735,000	735,919
4% 4/15/29(d)		790,000	813,700
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	307,288
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	858,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	940,688
			4,975,291
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	288,156
Angi Group LLC 3.875% 8/15/28 (d)		335,000	333,325
B2W Digital Lux SARL 4.375% 12/20/30 (d)		895,000	869,269
JD.com, Inc. 3.375% 1/14/30		665,000	697,505
Meituan:
2.125% 10/28/25(d)		510,000	496,230
3.05% 10/28/30(d)		335,000	310,357
MercadoLibre, Inc. 2.375% 1/14/26		200,000	196,750
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	587,072
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	242,037
3.68% 1/21/30(d)		370,000	382,326
4.027% 8/3/50(d)		595,000	554,838
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,283,941
			7,241,806
Multiline Retail - 0.1%
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	1,174,800
4.375% 4/1/30		175,000	178,935
5% 1/15/44		80,000	78,450
6.95% 3/15/28		25,000	29,037
			1,461,222
Specialty Retail - 0.6%
Ambience Merger Sub, Inc.:
4.875% 7/15/28(d)		285,000	285,000
7.125% 7/15/29(d)		425,000	421,281
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	188,830
4.75% 3/1/30		184,000	192,050
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		330,000	374,550
6.75% 7/1/36		1,575,000	1,953,000
6.875% 11/1/35		430,000	539,650
7.5% 6/15/29		500,000	567,830
Carvana Co.:
4.875% 9/1/29(d)		980,000	970,489
5.5% 4/15/27(d)		590,000	602,213
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	280,700
Gap, Inc.:
3.625% 10/1/29(d)		560,000	561,400
3.875% 10/1/31(d)		560,000	560,000
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	318,082
Michaels Companies, Inc.:
5.25% 5/1/28(d)		685,000	706,578
7.875% 5/1/29(d)		730,000	758,634
Party City Holdings, Inc. 8.75% 2/15/26 (d)		310,000	324,338
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	1,085,475
			10,690,100
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31(d)		280,000	282,100
4.25% 3/15/29(d)		435,000	447,645
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		100,000	5,703
2.5% 6/26/28		100,000	19,519
			754,967
TOTAL CONSUMER DISCRETIONARY			69,809,440

CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (d)		325,000	333,491
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	320,119
			653,610
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		525,000	523,937
4.625% 1/15/27(d)		1,310,000	1,374,235
4.875% 2/15/30(d)		5,365,000	5,780,788
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	482,067
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	453,600
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		560,000	615,755
Performance Food Group, Inc.:
4.25% 8/1/29(d)		400,000	401,000
5.5% 10/15/27(d)		475,000	497,325
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	693,263
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	503,363
			11,325,333
Food Products - 1.1%
Adecoagro SA 6% 9/21/27 (d)		700,000	731,194
Camposol SA 6% 2/3/27 (d)		225,000	232,214
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	387,188
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	428,450
JBS U.S.A. Food Co.:
5.75% 1/15/28(d)		1,155,000	1,212,762
7% 1/15/26(d)		1,120,000	1,170,904
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		925,000	1,002,478
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30(d)		1,085,000	1,206,759
6.5% 4/15/29(d)		1,835,000	2,048,319
Lamb Weston Holdings, Inc.:
4.625% 11/1/24(d)		425,000	432,259
4.875% 11/1/26(d)		430,000	440,544
MHP SA 7.75% 5/10/24 (d)		345,000	373,204
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	1,095,990
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,215,000	1,200,578
4.625% 4/15/30(d)		3,850,000	3,879,761
5.5% 12/15/29(d)		810,000	858,600
5.75% 3/1/27(d)		405,000	420,886
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	433,225
TreeHouse Foods, Inc. 4% 9/1/28		220,000	215,307
			17,770,622
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		335,000	340,025
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	434,474
			774,499
Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		670,000	676,951

TOTAL CONSUMER STAPLES			31,201,015

ENERGY - 6.4%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (d)		590,000	593,688
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	544,813
Guara Norte SARL 5.198% 6/15/34 (d)		491,145	490,838
Nabors Industries Ltd.:
7.25% 1/15/26(d)		595,000	578,697
7.5% 1/15/28(d)		510,000	483,225
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	144,000
NuStar Logistics LP 6% 6/1/26		640,000	691,200
Oleoducto Central SA 4% 7/14/27 (d)		585,000	598,821
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		985,000	1,158,459
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	208,308
6.95% 3/18/30 (Reg. S)		400,000	491,400
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	259,350
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		665,000	726,256
7.625% 11/7/24(d)		855,000	934,900
8.375% 11/7/28(d)		180,000	207,653
			8,111,608
Oil, Gas & Consumable Fuels - 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		430,000	442,900
5.75% 1/15/28(d)		955,000	989,619
Callon Petroleum Co. 6.125% 10/1/24		225,000	221,114
Cheniere Energy Partners LP:
3.25% 1/31/32(d)		420,000	421,386
4% 3/1/31(d)		910,000	952,952
Cheniere Energy, Inc. 4.625% 10/15/28		1,325,000	1,396,219
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		310,000	331,220
7% 10/1/24(c)(f)		360,000	0
8% 1/15/25(c)(f)		180,000	0
8% 6/15/27(c)(f)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,211,463
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		470,000	479,400
7% 6/15/25(d)		1,340,000	1,370,150
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	299,565
CNX Resources Corp. 6% 1/15/29 (d)		315,000	333,113
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	408,038
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,185,000	1,232,400
6.75% 3/1/29(d)		1,030,000	1,112,400
7.5% 5/15/25(d)		199,000	206,876
Continental Resources, Inc.:
4.375% 1/15/28		295,000	326,344
4.9% 6/1/44		745,000	834,400
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		715,000	760,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		960,000	988,032
5.75% 4/1/25		250,000	255,313
6% 2/1/29(d)		1,685,000	1,763,164
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	255,805
CVR Energy, Inc.:
5.25% 2/15/25(d)		895,000	886,050
5.75% 2/15/28(d)		2,320,000	2,298,795
DCP Midstream Operating LP 5.85% 5/21/43 (d)(g)		885,000	823,050
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		870,000	890,663
DT Midstream, Inc.:
4.125% 6/15/29(d)		430,000	436,046
4.375% 6/15/31(d)		430,000	442,900
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	890,269
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26(d)		355,000	370,052
5.75% 1/30/28(d)		880,000	926,200
6.625% 7/15/25(d)		335,000	353,006
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	584,250
Energy Transfer LP 5.5% 6/1/27		860,000	945,304
EQT Corp.:
3.125% 5/15/26(d)		285,000	292,159
3.625% 5/15/31(d)		285,000	296,970
3.9% 10/1/27		1,413,000	1,529,191
FEL Energy VI SARL 5.75% 12/1/40 (d)		283,466	295,743
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		585,000	574,763
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	527,328
Hess Midstream Partners LP:
4.25% 2/15/30(d)		460,000	465,175
5.125% 6/15/28(d)		595,000	621,507
5.625% 2/15/26(d)		795,000	824,813
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		320,000	328,800
6% 2/1/31(d)		320,000	328,800
6.25% 11/1/28(d)		590,000	611,370
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	405,600
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	358,800
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		335,000	345,050
4.75% 4/24/25(d)		105,000	115,684
5.75% 4/19/47(d)		170,000	203,575
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,569,750
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		370,000	384,791
6.125% 6/30/25 (Reg. S)(d)		485,000	525,379
Lukoil International Finance BV 4.75% 11/2/26 (d)		305,000	338,226
Lukoil Securities BV 3.875% 5/6/30 (d)		210,000	220,500
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		785,000	789,318
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	111,681
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		350,000	362,534
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	624,637
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	391,738
5.625% 5/1/27		305,000	318,725
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		655,000	664,416
7.625% 11/8/26(d)		230,000	228,246
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		1,035,000	989,719
6.75% 9/15/25(d)		2,765,000	2,661,313
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	556,095
7.5% 4/15/26		860,000	769,700
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	170,245
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(f)		2,620,000	720,500
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	376,334
4.4% 4/15/46		575,000	573,476
4.4% 8/15/49		1,455,000	1,427,719
4.625% 6/15/45		475,000	485,688
5.875% 9/1/25		670,000	750,903
6.2% 3/15/40		350,000	412,195
6.375% 9/1/28		670,000	783,900
6.45% 9/15/36		1,171,000	1,473,264
6.6% 3/15/46		940,000	1,179,705
6.625% 9/1/30		1,340,000	1,653,225
7.2% 3/15/29		240,000	281,400
7.5% 5/1/31		65,000	84,516
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	201,750
Ovintiv Exploration, Inc. 5.375% 1/1/26		475,000	537,064
Parkland Corp. 4.5% 10/1/29 (d)		440,000	445,984
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	922,156
7.25% 6/15/25		1,145,000	770,596
9.25% 5/15/25(d)		1,490,000	1,404,325
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	424,125
PDC Energy, Inc.:
6.125% 9/15/24		200,000	203,000
6.25% 12/1/25		380,000	385,700
Petrobras Global Finance BV:
6.75% 6/3/50		430,000	465,798
6.875% 1/20/40		569,000	647,664
8.75% 5/23/26		735,000	928,121
Petroleos de Venezuela SA:
5.375% 4/12/27(f)		480,000	26,400
6% 5/16/24(d)(f)		585,000	32,175
6% 11/15/26(d)(f)		930,000	51,150
12.75% 2/17/22(d)(f)		110,000	6,050
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22(g)(h)		410,000	411,115
3.5% 1/30/23		750,000	759,375
4.875% 1/24/22		760,000	766,460
4.875% 1/18/24		2,360,000	2,443,043
5.375% 3/13/22		290,000	294,223
6.5% 3/13/27		240,000	252,000
6.5% 6/2/41		170,000	150,144
6.625% 6/15/35		1,965,000	1,864,294
6.75% 9/21/47		798,000	691,347
6.875% 10/16/25(d)		520,000	569,400
6.95% 1/28/60		145,000	125,628
7.69% 1/23/50		4,043,000	3,808,102
8.625% 2/1/22		140,000	142,888
8.625% 12/1/23(g)		250,000	272,578
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	248,959
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		150,000	151,088
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	806,442
Qatar Petroleum:
1.375% 9/12/26(d)		655,000	650,677
2.25% 7/12/31(d)		930,000	920,012
3.3% 7/12/51(d)		625,000	629,172
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		300,000	310,125
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		430,000	427,366
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		940,000	938,825
3.5% 4/16/29(d)		2,130,000	2,286,156
4.25% 4/16/39(d)		1,260,000	1,407,546
4.375% 4/16/49(d)		355,000	402,925
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	229,219
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		355,000	354,230
2.7% 5/13/30(d)		220,000	224,807
SM Energy Co.:
5.625% 6/1/25		330,000	331,891
6.625% 1/15/27		1,125,000	1,153,609
6.75% 9/15/26		250,000	255,323
Southwestern Energy Co.:
5.375% 3/15/30		560,000	604,366
6.45% 1/23/25(g)		54,000	59,458
7.75% 10/1/27		680,000	734,604
SUEK Securities DAC 3.375% 9/15/26 (d)		740,000	737,676
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	613,633
5.5% 2/15/26		595,000	606,960
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		420,000	422,100
7.5% 10/1/25(d)		495,000	535,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	674,219
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	451,675
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	657,475
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	71,905
Tullow Oil PLC:
7% 3/1/25(d)		180,000	155,700
10.25% 5/15/26(d)		1,050,000	1,092,000
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(f)		543,409	27,170
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		355,000	365,668
4.125% 8/15/31(d)		355,000	370,088
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		440,000	474,927
YPF SA:
8.5% 3/23/25(d)		547,750	502,054
8.75% 4/4/24(d)		1,575,000	1,409,625
			99,742,230
TOTAL ENERGY			107,853,838

FINANCIALS - 3.5%
Banks - 0.2%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	201,140
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	93,909
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		45,000	38,025
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		305,000	320,759
Biz Finance PLC 9.625% 4/27/22 (d)		168,333	171,153
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	112,238
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	870,375
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	231,652
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		120,000	124,935
SB Capital SA 5.125% 10/29/22 (d)		240,000	248,400
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		485,000	491,457
			2,904,043
Capital Markets - 0.2%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		390,000	392,418
7% 8/15/25(d)		245,000	248,908
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		335,000	333,744
Coinbase Global, Inc.:
3.375% 10/1/28(d)		420,000	403,549
3.625% 10/1/31(d)		420,000	399,263
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	460,028
MSCI, Inc.:
3.25% 8/15/33(d)		420,000	424,813
4% 11/15/29(d)		340,000	359,958
			3,022,681
Consumer Finance - 1.8%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,166,349
8% 11/1/31		10,223,000	14,744,927
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,628,588
3.625% 6/17/31		740,000	744,625
4% 11/13/30		2,525,000	2,626,000
5.113% 5/3/29		610,000	681,675
OneMain Finance Corp.:
4% 9/15/30		330,000	328,350
5.375% 11/15/29		500,000	541,925
6.625% 1/15/28		385,000	442,750
6.875% 3/15/25		2,580,000	2,899,275
7.125% 3/15/26		3,405,000	3,945,544
			29,750,008
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,020,750
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		425,000	397,375
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	615,453
HCRX Investments Holdco LP 4.5% 8/1/29 (d)		335,000	336,675
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	292,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	629,213
5.25% 5/15/27		2,150,000	2,225,250
6.25% 5/15/26		1,305,000	1,363,725
6.375% 12/15/25		2,785,000	2,857,410
6.75% 2/1/24		535,000	541,688
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	477,750
MDC GMTN BV 2.875% 11/7/29 (d)		530,000	558,421
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		799,344	79,135
5.25% 12/27/33 pay-in-kind(d)		311,647	29,451
7.125% 12/26/46 pay-in-kind(d)		796,194	68,871
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	227,838
Sasol Financing International PLC 4.5% 11/14/22		285,000	291,769
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	234,844
Sparc Em Spc 0% 12/5/22 (d)		67,213	66,175
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	1,016,572
			16,330,490
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		425,000	419,607
7% 11/15/25(d)		1,805,000	1,838,018
10.125% 8/1/26(d)		605,000	674,575
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		665,000	671,650
6.75% 10/15/27(d)		965,000	998,775
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	420,831
HUB International Ltd. 7% 5/1/26 (d)		595,000	615,081
			5,638,537
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	496,178

TOTAL FINANCIALS			58,141,937

HEALTH CARE - 2.0%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	285,866

Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	226,288
Mozart Debt Merger Sub, Inc. 0% 3/31/29 (d)(e)		835,000	835,000
			1,061,288
Health Care Providers & Services - 1.6%
AMN Healthcare 4.625% 10/1/27 (d)		165,000	171,188
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	186,850
Centene Corp.:
4.25% 12/15/27		615,000	643,690
4.625% 12/15/29		2,150,000	2,343,070
Community Health Systems, Inc.:
4.75% 2/15/31(d)		880,000	885,500
5.625% 3/15/27(d)		330,000	345,553
6% 1/15/29(d)		485,000	514,100
6.125% 4/1/30(d)		1,145,000	1,112,625
6.625% 2/15/25(d)		685,000	716,681
8% 3/15/26(d)		3,270,000	3,467,753
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		210,000	204,488
4.625% 6/1/30(d)		1,590,000	1,635,491
Encompass Health Corp. 5.125% 3/15/23		110,000	110,000
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	299,425
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	689,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		715,000	769,583
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	336,879
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	512,888
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		640,000	668,800
4.375% 6/15/28(d)		465,000	483,777
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,892,893
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	632,681
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	127,890
4.625% 9/1/24(d)		650,000	664,625
4.875% 1/1/26(d)		1,625,000	1,681,745
5.125% 11/1/27(d)		975,000	1,016,438
6.125% 10/1/28(d)		1,140,000	1,197,542
6.25% 2/1/27(d)		1,850,000	1,919,375
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	151,525
			26,382,055
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	664,755

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		475,000	485,094
4% 3/15/31(d)		605,000	633,877
4.25% 5/1/28(d)		185,000	192,002
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	498,600
			1,809,573
Pharmaceuticals - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		315,000	319,725
Catalent Pharma Solutions:
3.5% 4/1/30(d)		280,000	280,000
5% 7/15/27(d)		205,000	212,944
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		1,015,000	1,035,300
5.125% 4/30/31(d)		885,000	929,560
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	251,875
3.65% 11/10/21		75,000	75,094
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	45,056
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		235,000	233,599
			3,383,153
TOTAL HEALTH CARE			33,586,690

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		280,000	283,150
7.125% 6/15/26(d)		570,000	599,925
7.5% 12/1/24(d)		520,000	540,800
7.5% 3/15/25(d)		895,000	913,992
7.875% 4/15/27(d)		2,685,000	2,778,975
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	646,538
DAE Funding LLC 1.55% 8/1/24 (d)		460,000	455,796
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	752,448
Moog, Inc. 4.25% 12/15/27 (d)		185,000	190,088
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	718,250
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	958,169
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,897,506
TransDigm, Inc.:
4.625% 1/15/29		930,000	925,350
5.5% 11/15/27		7,825,000	8,059,750
6.25% 3/15/26(d)		955,000	995,588
6.375% 6/15/26		2,060,000	2,125,220
7.5% 3/15/27		960,000	1,005,600
			23,847,145
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		280,000	284,778
5.125% 8/11/61(d)		205,000	215,032
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	378,231
			878,041
Airlines - 0.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(f)		135,000	106,650
Air Canada 3.875% 8/15/26 (d)		425,000	428,846
Azul Investments LLP:
5.875% 10/26/24(d)		765,000	721,156
7.25% 6/15/26(d)		265,000	253,075
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	191,265
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,631,247
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		102,760	102,648
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,223,774
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	518,133
United Airlines, Inc.:
4.375% 4/15/26(d)		1,450,000	1,488,063
4.625% 4/15/29(d)		870,000	899,102
			9,563,959
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	130,500
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	325,813
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	488,063
Victors Merger Corp. 6.375% 5/15/29 (d)		570,000	545,775
			1,490,151
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		315,000	310,839
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,032,000	1,030,400
4.625% 6/1/28(d)		683,000	680,869
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,524,900
Covanta Holding Corp.:
5% 9/1/30		670,000	676,700
5.875% 7/1/25		165,000	170,363
6% 1/1/27		585,000	606,429
GFL Environmental, Inc.:
4% 8/1/28(d)		420,000	416,850
4.75% 6/15/29(d)		575,000	590,813
IAA, Inc. 5.5% 6/15/27 (d)		250,000	261,250
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	530,906
Madison IAQ LLC:
4.125% 6/30/28(d)		535,000	535,000
5.875% 6/30/29(d)		425,000	428,188
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		285,000	278,673
4.75% 7/15/31(d)		285,000	277,237
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		295,000	310,488
7.25% 3/15/29(d)		295,000	310,119
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	335,000
The Brink's Co. 4.625% 10/15/27 (d)		620,000	643,876
			9,918,900
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	692,188
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	420,188
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		256,000	256,960
Pike Corp. 5.5% 9/1/28 (d)		525,000	535,001
SRS Distribution, Inc.:
4.625% 7/1/28(d)		550,000	561,110
6.125% 7/1/29(d)		300,000	309,000
			2,774,447
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	600,591

Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	488,054

Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	471,744
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	167,206
			638,950
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	231,125
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	433,594
			664,719
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	527,850
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		620,000	635,574
4% 7/1/29(d)		280,000	287,000
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	456,138
			1,906,562
Road & Rail - 0.7%
Hertz Corp.:
5.5% 10/15/24(c)(d)(f)		650,000	0
6% 1/15/28(c)(d)(f)		575,000	0
6.25% 10/15/22(c)(f)		670,000	0
7.125% 8/1/26(c)(d)(f)		620,000	0
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	161,400
Uber Technologies, Inc.:
4.5% 8/15/29(d)		1,260,000	1,268,663
6.25% 1/15/28(d)		545,000	584,507
7.5% 9/15/27(d)		2,950,000	3,221,031
8% 11/1/26(d)		4,260,000	4,502,288
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,203,242
			10,941,131
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	303,800
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	991,120
			1,294,920
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		765,000	816,638
3.875% 7/18/29 (Reg. S)		400,000	430,700
DP World Ltd. 5.625% 9/25/48 (d)		155,000	190,844
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		425,000	419,156
			1,857,338
TOTAL INDUSTRIALS			66,864,908

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (d)		455,000	477,124
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,085,000	1,114,702
			1,591,826
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	453,203

IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	427,850
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	592,088
Gartner, Inc.:
3.625% 6/15/29(d)		405,000	408,078
3.75% 10/1/30(d)		685,000	705,002
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		610,000	604,663
5.25% 12/1/27(d)		500,000	521,250
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	373,350
Square, Inc. 3.5% 6/1/31 (d)		570,000	584,666
Unisys Corp. 6.875% 11/1/27 (d)		365,000	398,763
			4,615,710
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	712,425
Synaptics, Inc. 4% 6/15/29 (d)		350,000	358,075
			1,070,500
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25(d)		210,000	213,413
6.875% 8/1/25(d)		630,000	640,238
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	693,450
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		500,000	500,000
4.875% 7/1/29(d)		475,000	475,926
Elastic NV 4.125% 7/15/29 (d)		810,000	814,050
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	594,500
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	586,285
MicroStrategy, Inc. 6.125% 6/15/28 (d)		520,000	525,200
NCR Corp.:
5% 10/1/28(d)		335,000	342,306
5.25% 10/1/30(d)		335,000	351,258
5.75% 9/1/27(d)		485,000	511,481
6.125% 9/1/29(d)		485,000	526,225
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	538,448
Open Text Corp.:
3.875% 2/15/28(d)		300,000	306,000
5.875% 6/1/26(d)		465,000	481,275
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		300,000	308,250
PTC, Inc.:
3.625% 2/15/25(d)		350,000	355,250
4% 2/15/28(d)		345,000	354,056
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	1,211,600
			10,329,211
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		485,000	503,527
5.875% 4/24/25 (Reg. S)		200,000	224,744
			728,271
TOTAL INFORMATION TECHNOLOGY			18,788,721

MATERIALS - 3.1%
Chemicals - 1.3%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	132,250
CF Industries Holdings, Inc.:
4.95% 6/1/43		1,255,000	1,512,350
5.375% 3/15/44		837,000	1,062,438
Consolidated Energy Finance SA:
6.5% 5/15/26(d)		2,795,000	2,892,825
6.875% 6/15/25(d)		560,000	579,600
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	622,945
Equate Petrochemical BV 2.625% 4/28/28 (d)		275,000	276,031
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	855,175
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	663,338
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		435,000	454,575
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		205,000	204,697
7% 12/31/27(d)		620,000	594,332
LSB Industries, Inc.:
6.25% 10/15/28(d)(e)		435,000	438,806
9.625% 5/1/23(d)		310,000	322,710
MEGlobal Canada, Inc. 5% 5/18/25 (d)		105,000	115,651
OCI NV 5.25% 11/1/24 (d)		805,000	828,023
OCP SA:
3.75% 6/23/31(d)		335,000	334,163
4.5% 10/22/25(d)		115,000	123,143
6.875% 4/25/44(d)		95,000	114,819
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		560,000	551,866
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		275,000	274,420
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	737,461
SABIC Capital II BV 4% 10/10/23 (d)		560,000	595,000
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	642,652
5.875% 3/27/24		400,000	419,825
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		870,000	874,350
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,833,195
5.75% 11/15/28(d)		995,000	1,041,964
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		595,000	593,881
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	556,325
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	451,008
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		695,000	715,857
			21,415,675
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	229,563
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	677,250
			906,813
Containers & Packaging - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		595,000	631,444
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		300,000	299,250
4% 9/1/29(d)		605,000	611,806
Cascades, Inc.:
5.125% 1/15/26(d)		300,000	318,920
5.375% 1/15/28(d)		300,000	315,381
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,494,350
7.5% 12/15/96		160,000	197,218
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	387,530
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	267,304
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		430,000	437,142
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	392,741
			5,353,086
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		775,000	806,488
6.125% 5/15/28(d)		200,000	216,750
Algoma Steel SCA 0% 12/31/23 (c)		102,200	85,848
Allegheny Technologies, Inc.:
4.875% 10/1/29		280,000	281,050
5.125% 10/1/31		245,000	246,887
Alrosa Finance SA 3.1% 6/25/27 (d)		225,000	231,188
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	661,025
Arconic Corp.:
6% 5/15/25(d)		400,000	420,088
6.125% 2/15/28(d)		875,000	927,518
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		445,000	465,372
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		465,000	474,881
4.875% 3/1/31(d)		465,000	480,113
5.875% 6/1/27		960,000	993,600
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,384,931
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		105,000	107,349
3.15% 1/14/30(d)		280,000	288,628
3.7% 1/30/50(d)		650,000	659,872
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	416,325
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		610,000	618,769
6.875% 3/1/26(d)		1,265,000	1,315,600
7.25% 4/1/23(d)		2,140,000	2,177,450
7.5% 4/1/25(d)		1,330,000	1,364,347
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		445,000	460,019
4.5% 9/15/27(d)		485,000	512,863
5.125% 5/15/24(d)		495,000	528,561
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	373,455
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	171,830
Gran Colombia Gold Corp. 6.875% 8/9/26 (d)		655,000	656,638
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	356,400
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		460,000	528,425
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	602,775
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	456,844
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	614,338
Metinvest BV 7.75% 4/23/23 (d)		869,000	915,600
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,042,694
Murray Energy Corp.:
11.25%(c)(d)(f)		490,000	0
12% 4/15/24 pay-in-kind(c)(d)(f)(g)		548,100	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)(e)		200,000	205,000
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	403,575
United States Steel Corp. 6.25% 3/15/26		236,000	243,599
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	588,560
Vedanta Resources PLC 6.375% 7/30/22 (d)		665,000	663,047
VM Holding SA 6.5% 1/18/28 (d)		285,000	313,464
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	179,889
			24,441,655
TOTAL MATERIALS			52,117,229

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain, Inc.:
4.875% 9/15/29(d)		1,300,000	1,361,750
5% 7/15/28(d)		630,000	656,649
5.25% 7/15/30(d)		585,000	620,820
5.625% 7/15/32(d)		585,000	627,413
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	708,225
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	678,300
4.625% 8/1/29		970,000	1,040,810
5% 10/15/27		1,295,000	1,364,606
SBA Communications Corp. 3.875% 2/15/27		890,000	922,263
The GEO Group, Inc.:
5.125% 4/1/23		695,000	653,300
5.875% 10/15/24		810,000	672,381
6% 4/15/26		521,000	409,615
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		940,000	959,975
6.5% 2/15/29(d)		1,965,000	2,021,327
Uniti Group, Inc.:
6% 1/15/30(d)(e)		695,000	688,919
7.875% 2/15/25(d)		920,000	972,072
VICI Properties, Inc.:
4.25% 12/1/26(d)		1,140,000	1,190,536
4.625% 12/1/29(d)		650,000	698,750
			16,247,711
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	705,250
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		850,000	881,671
7.625% 6/15/25(d)		2,000,000	2,135,900
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		635,000	683,431
5.875% 6/15/27(d)		495,000	564,300
Vonovia SE 1.5% 6/14/41 (Reg. S)	EUR	100,000	114,226
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	312,000
			5,396,778
TOTAL REAL ESTATE			21,644,489

UTILITIES - 1.9%
Electric Utilities - 1.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		325,000	321,159
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		280,000	279,650
4.75% 3/15/28(d)		365,000	386,389
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		1,775,000	1,823,591
Lamar Funding Ltd. 3.958% 5/7/25 (d)		255,000	254,171
NRG Energy, Inc.:
3.375% 2/15/29(d)		305,000	301,014
3.625% 2/15/31(d)		605,000	594,261
3.875% 2/15/32(d)		700,000	692,125
5.75% 1/15/28		1,740,000	1,850,925
6.625% 1/15/27		957,000	991,404
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	501,527
3.95% 12/1/47		2,880,000	2,771,518
4% 12/1/46		1,315,000	1,268,001
4.25% 3/15/46		125,000	122,876
4.3% 3/15/45		315,000	310,776
4.55% 7/1/30		5,339,000	5,773,221
4.95% 7/1/50		3,439,000	3,658,649
PG&E Corp.:
5% 7/1/28		1,345,000	1,370,219
5.25% 7/1/30		510,000	522,113
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,105,000	1,107,763
5% 7/31/27(d)		1,220,000	1,259,650
5.5% 9/1/26(d)		820,000	842,509
5.625% 2/15/27(d)		1,495,000	1,547,415
			28,550,926
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	334,858
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	234,527
8% 3/1/32		335,000	473,988
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	591,375
			1,634,748
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	382,395
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	238,875
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		605,000	593,656
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	525,619
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		531,875	555,809
			2,296,354
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		143,000	163,628
4.875% 4/23/30(d)		95,000	113,869
			277,497
TOTAL UTILITIES			32,759,525

TOTAL NONCONVERTIBLE BONDS			608,691,512
TOTAL CORPORATE BONDS (Cost $583,358,950)			609,716,438

U.S. Government and Government Agency Obligations - 19.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	209,583
Federal Farm Credit Bank 0.375% 4/8/22	2,900,000	2,904,821
Tennessee Valley Authority:
5.25% 9/15/39	126,000	178,385
5.375% 4/1/56	302,000	483,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,776,494
U.S. Treasury Obligations - 18.7%
U.S. Treasury Bonds:
2% 8/15/51	21,356,000	20,978,933
2.375% 5/15/51	5,730,000	6,114,984
2.5% 2/15/45 (i)(j)	17,524,000	18,924,551
3% 5/15/45	1,800,000	2,117,813
3% 2/15/49	16,081,000	19,223,077
4.75% 2/15/37 (i)	8,126,000	11,468,135
6.25% 8/15/23 (i)	2,249,000	2,501,485
U.S. Treasury Notes:
0.125% 5/31/22	7,075,000	7,076,935
0.125% 6/30/22	575,000	575,180
0.125% 8/31/22	5,100,000	5,101,195
0.125% 11/30/22	4,000,000	3,999,375
0.125% 12/31/22	3,400,000	3,398,938
0.125% 2/28/23	7,200,000	7,194,656
0.125% 3/31/23	3,000,000	2,997,070
0.125% 5/31/23	3,800,000	3,793,914
0.125% 8/15/23	374,000	373,065
0.125% 10/15/23	280,000	278,994
0.25% 5/15/24	73,000	72,649
0.25% 7/31/25	1,221,000	1,197,629
0.25% 9/30/25	1,207,000	1,181,116
0.25% 10/31/25	1,700,000	1,661,020
0.375% 12/31/25	8,019,000	7,857,367
0.375% 1/31/26	2,100,000	2,054,883
0.625% 7/31/26	2,400,000	2,361,563
0.75% 3/31/26	4,704,000	4,670,741
0.75% 8/31/26	3,400,000	3,363,609
0.875% 9/30/26	15,600,000	15,515,906
1% 7/31/28	4,418,000	4,332,401
1.125% 8/31/28	61,582,000	60,850,617
1.25% 8/15/31	12,900,000	12,587,578
1.375% 8/31/23	500,000	510,508
1.5% 9/30/24	1,995,000	2,053,369
1.5% 10/31/24	280,000	288,225
1.5% 1/31/27	5,095,000	5,215,011
1.625% 11/15/22	3,584,000	3,644,480
1.625% 5/31/23	760,000	777,723
1.625% 9/30/26	4,153,000	4,282,132
2.125% 3/31/24	5,843,000	6,091,556
2.125% 7/31/24	9,671,000	10,118,284
2.25% 4/30/24	3,531,000	3,696,102
2.25% 3/31/26	3,329,000	3,527,180
2.5% 1/15/22	18,456,000	18,586,320
2.5% 1/31/24	630,000	661,205
2.5% 2/28/26	7,215,000	7,722,023
2.625% 12/31/23	7,427,000	7,805,023
2.875% 11/30/25	3,162,000	3,426,447
3.125% 11/15/28	1,580,000	1,775,155
TOTAL U.S. TREASURY OBLIGATIONS		314,006,122
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	1,064,157

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $309,898,730)		318,846,773

U.S. Government Agency - Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
Ginnie Mae - 1.8%
3.5% 10/1/51 (e)	1,500,000	1,577,481
3.5% 10/1/51 (e)	2,600,000	2,734,300
3.5% 10/1/51 (e)	2,850,000	2,997,213
3.5% 10/1/51 (e)	100,000	105,165
3.5% 10/1/51 (e)	5,700,000	5,994,426
3.5% 10/1/51 (e)	1,150,000	1,209,402
3.5% 10/1/51 (e)	1,200,000	1,261,984
3.5% 10/1/51 (e)	5,650,000	5,941,843
3.5% 10/1/51 (e)	1,100,000	1,156,819
3.5% 10/1/51 (e)	1,700,000	1,787,811
3.5% 10/1/51 (e)	1,500,000	1,577,481
3.5% 11/1/51 (e)	1,100,000	1,157,077
3.5% 11/1/51 (e)	1,100,000	1,157,077
3.5% 11/1/51 (e)	1,100,000	1,157,077
TOTAL GINNIE MAE		29,815,156
Uniform Mortgage Backed Securities - 0.2%
2.5% 10/1/51 (e)	550,000	567,123
2.5% 10/1/51 (e)	400,000	412,453
2.5% 10/1/51 (e)	250,000	257,783
2.5% 10/1/51 (e)	300,000	309,340
2.5% 10/1/51 (e)	300,000	309,340
2.5% 10/1/51 (e)	350,000	360,897
2.5% 11/1/51 (e)	150,000	154,365
2.5% 11/1/51 (e)	200,000	205,820
2.5% 11/1/51 (e)	400,000	411,641
2.5% 11/1/51 (e)	200,000	205,820
3.5% 10/1/51 (e)	200,000	211,648
3.5% 10/1/51 (e)	200,000	211,648
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,617,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $33,446,373)		33,433,034

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
Freddie Mac floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (g)(h)	1,900,000	1,906,686
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	3,700,000	3,710,719
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	1,900,000	1,905,281
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (g)(h)	2,299,868	2,306,517
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (g)(h)	1,600,000	1,603,884
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (g)(h)	1,574,961	1,579,024
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 7/25/31 (g)(h)	3,576,991	3,582,150
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.25% 8/25/31 (g)(h)	3,388,000	3,391,439
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/25/28 (g)(h)	2,515,000	2,516,762
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,460,309)		22,502,462

Foreign Government and Government Agency Obligations - 15.5%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		380,000	393,253
9.375% 5/8/48 (d)		85,000	87,433
9.5% 11/12/25 (d)		1,105,000	1,213,635
Arab Republic of Egypt:
, yield at date of purchase 12.2504% to 13.1905% 11/23/21 to 3/8/22	EGP	19,650,000	1,206,908
5.8% 9/30/27 (d)		385,000	375,856
7.5% 1/31/27 (d)		2,850,000	2,996,063
7.6003% 3/1/29 (d)		500,000	515,000
7.903% 2/21/48 (d)		385,000	348,425
8.5% 1/31/47 (d)		580,000	555,350
8.7002% 3/1/49 (d)		200,000	193,000
Argentine Republic:
0.5% 7/9/30 (k)		7,000,308	2,555,112
1% 7/9/29		738,798	282,960
1.125% 7/9/35 (k)		1,857,241	605,461
2% 1/9/38 (k)		897,304	345,911
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	2,500,000	1,566,745
Barbados Government 6.5% 10/1/29 (d)		859,000	863,993
Belarus Republic 6.875% 2/28/23 (d)		405,000	410,468
Bermuda Government:
2.375% 8/20/30 (d)		55,000	54,546
3.375% 8/20/50 (d)		165,000	165,340
3.717% 1/25/27 (d)		645,000	698,737
4.75% 2/15/29 (d)		360,000	417,893
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,190,630
3.875% 6/12/30		745,000	721,393
7.125% 1/20/37		565,000	678,636
8.25% 1/20/34		1,045,000	1,389,719
Buenos Aires Province 3.9% 9/1/37 (d)(k)		550,000	249,494
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	663,023
Canadian Government:
0.25% 11/1/22	CAD	19,320,000	15,234,825
1.5% 6/1/31	CAD	3,500,000	2,759,324
2% 12/1/51	CAD	1,300,000	1,029,654
Colombian Republic:
3% 1/30/30		490,000	461,611
3.125% 4/15/31		535,000	500,158
3.25% 4/22/32		600,000	558,900
4.125% 5/15/51		220,000	189,585
5% 6/15/45		855,000	832,449
6.125% 1/18/41		40,000	43,995
7.375% 9/18/37		140,000	171,833
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	176,850
6.125% 2/19/31 (d)		150,000	153,872
7% 4/4/44 (d)		60,000	59,168
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		155,000	94,531
7.85% 3/14/29 (d)		415,000	252,579
Dominican Republic:
4.5% 1/30/30 (d)		225,000	228,277
4.875% 9/23/32 (d)		860,000	877,361
5.875% 1/30/60 (d)		270,000	263,638
5.95% 1/25/27 (d)		445,000	499,513
6% 7/19/28 (d)		360,000	405,000
6.4% 6/5/49 (d)		160,000	169,430
6.5% 2/15/48 (d)		65,000	69,440
6.5% 2/15/48 (Reg. S)		150,000	160,247
6.85% 1/27/45 (d)		300,000	334,744
6.875% 1/29/26 (d)		780,000	900,071
7.45% 4/30/44 (d)		335,000	400,178
Dutch Government 0% 1/15/52 (Reg. S) (d)	EUR	3,060,000	3,174,698
Ecuador Republic:
1% 7/31/35 (d)(k)		705,000	458,250
5% 7/31/30 (d)(k)		1,015,000	850,063
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	56,063
7.1246% 1/20/50 (d)		290,000	200,100
7.625% 2/1/41 (d)		90,000	63,900
7.75% 1/24/23 (d)		730,000	616,850
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	549,480
3.125% 4/16/30 (d)		715,000	775,775
3.125% 9/30/49 (d)		920,000	921,898
3.875% 4/16/50 (d)		620,000	708,660
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	188,500
Gabonese Republic:
6.375% 12/12/24 (d)		525,000	558,075
6.625% 2/6/31 (d)		220,000	216,123
Georgia Republic 2.75% 4/22/26 (d)		480,000	484,800
German Federal Republic:
0% 9/16/22 (Reg. S)	EUR	30,710,000	35,804,651
0% 12/15/22 (Reg. S)	EUR	4,750,000	5,549,041
0% 6/16/23 (Reg. S)	EUR	4,645,000	5,444,392
0% 2/15/31 (Reg. S)	EUR	6,505,000	7,703,822
0% 8/15/31	EUR	25,820,000	30,485,055
0% 8/15/50	EUR	8,200,000	8,756,374
Ghana Republic:
7.75% 4/7/29 (d)		555,000	527,250
8.125% 1/18/26 (d)		220,000	222,310
10.75% 10/14/30 (d)		360,000	433,868
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	43,270
5.375% 4/24/32 (d)		380,000	424,840
6.125% 6/1/50 (d)		225,000	258,722
Hungarian Republic 2.125% 9/22/31 (d)		205,000	201,835
Indonesian Republic:
3.85% 10/15/30		330,000	367,496
4.1% 4/24/28		665,000	746,172
4.35% 1/11/48		300,000	334,369
5.125% 1/15/45 (d)		825,000	996,858
5.25% 1/17/42 (d)		305,000	370,060
5.95% 1/8/46 (d)		350,000	473,113
6.625% 2/17/37 (d)		220,000	299,860
6.75% 1/15/44 (d)		330,000	477,634
7.75% 1/17/38 (d)		730,000	1,085,328
8.5% 10/12/35 (Reg. S)		875,000	1,365,984
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,005,000	995,061
8.25% 4/15/24 (d)		95,000	101,430
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	5,939,510
5.5% 12/4/23		1,628,000	1,807,457
3.375% 1/15/50		595,000	630,733
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	603,356
6.125% 6/15/33 (d)		400,000	421,325
6.375% 3/3/28 (d)		490,000	538,173
Jamaican Government:
6.75% 4/28/28		255,000	296,804
7.875% 7/28/45		160,000	221,980
Japan Government:
0.1% 9/20/29	JPY	659,350,000	5,975,176
0.1% 12/20/30	JPY	850,200,000	7,680,943
0.4% 3/20/56	JPY	418,450,000	3,397,117
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	598,000
7.375% 10/10/47 (d)		110,000	113,321
Kazakhstan Republic 10.5% 8/4/26 (c)	KZT	267,560,000	638,066
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	646,713
2.9% 10/22/25 (d)		535,000	568,438
3.625% 3/4/28 (d)		315,000	345,713
3.75% 1/21/55 (d)		255,000	265,838
4% 4/17/25 (d)		350,000	383,075
4.5% 10/26/46 (d)		420,000	483,525
4.5% 4/22/60 (d)		225,000	268,313
4.625% 10/4/47 (d)		330,000	387,338
Korean Republic 1% 9/16/30		590,000	556,105
Lebanese Republic:
5.8% 12/31/49 (f)		625,000	103,047
6.375% 12/31/49 (f)		810,000	133,296
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		600,000	668,700
4.375% 3/21/29(Reg. S)		600,000	680,100
5.1% 3/28/35 (d)		600,000	718,238
5.1% 3/28/35(Reg. S)		1,000,000	1,197,063
5.25% 6/23/47(Reg. S)		600,000	760,613
5.625% 4/4/42 (d)		200,000	258,913
Mongolia Government 5.125% 4/7/26 (d)		480,000	502,853
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	508,950
3% 12/15/32 (d)		200,000	189,750
4% 12/15/50 (d)		200,000	182,250
5.5% 12/11/42 (d)		70,000	78,676
Panamanian Republic:
2.252% 9/29/32		315,000	295,568
3.87% 7/23/60		235,000	229,389
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	415,092
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,759,247
3.3% 3/11/41		360,000	349,020
7.35% 7/21/25		180,000	217,553
Province of Santa Fe 7% 3/23/23 (d)		735,000	682,631
Provincia de Cordoba:
5% 12/10/25 (d)(k)		1,051,837	796,635
5% 6/1/27 (d)(k)		515,562	346,007
Republic of Armenia 7.15% 3/26/25 (d)		200,000	227,600
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	587,805
5.75% 3/26/26 (d)	EUR	245,000	306,553
Republic of Honduras 5.625% 6/24/30 (d)		230,000	238,884
Republic of Iraq 5.8% 1/15/28 (Reg. S)		243,750	234,731
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	591,739
7% 5/22/27 (d)		560,000	605,080
Republic of Nigeria:
6.125% 9/28/28 (d)		545,000	545,681
6.375% 7/12/23 (d)		385,000	405,285
6.5% 11/28/27 (d)		225,000	232,355
7.143% 2/23/30 (d)		360,000	366,705
7.625% 11/21/25 (d)		1,575,000	1,738,209
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	215,269
4.95% 4/28/31 (d)		480,000	540,090
5.4% 3/30/50 (d)		445,000	510,026
Republic of Serbia 2.125% 12/1/30 (d)		335,000	312,660
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	260,820
3.9% 10/19/31 (d)		395,000	384,134
4.75% 2/20/24 (d)		215,000	224,998
Republic of Zambia 8.97% 7/30/27 (d)		335,000	257,950
Romanian Republic:
3% 2/14/31 (d)		600,000	611,550
3.375% 1/28/50 (Reg. S)	EUR	170,000	193,720
4.375% 8/22/23 (d)		210,000	223,952
Rwanda Republic 5.5% 8/9/31 (d)		445,000	463,718
South African Republic 4.85% 9/30/29		235,000	241,213
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	2,116,758
4% 3/14/29 (d)		580,000	658,880
4.4% 4/16/50 (d)		520,000	632,450
4.817% 3/14/49 (d)		1,060,000	1,360,974
5.103% 4/23/48 (d)		70,000	92,763
9.75% 6/15/30 (d)		295,000	468,368
Sultanate of Oman:
5.375% 3/8/27 (d)		120,000	124,635
5.625% 1/17/28 (d)		885,000	919,294
6% 8/1/29 (d)		450,000	471,178
6.25% 1/25/31 (d)		200,000	213,500
6.75% 1/17/48 (d)		750,000	739,359
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		340,000	339,864
Turkish Republic:
3.25% 3/23/23		2,885,000	2,866,608
4.25% 3/13/25		590,000	570,567
4.25% 4/14/26		215,000	202,006
4.75% 1/26/26		685,000	659,313
4.875% 10/9/26		650,000	621,278
4.875% 4/16/43		715,000	555,376
5.125% 3/25/22		1,615,000	1,637,004
5.125% 6/22/26 (d)		280,000	280,000
5.125% 2/17/28		520,000	492,310
5.75% 3/22/24		260,000	265,574
5.75% 5/11/47		650,000	536,981
6% 1/14/41		165,000	142,498
6.125% 10/24/28		365,000	360,506
6.25% 9/26/22		645,000	664,350
6.35% 8/10/24		270,000	279,416
6.375% 10/14/25		720,000	737,910
7.25% 12/23/23		560,000	595,455
Ukraine Government:
1.258% 5/31/40 (d)(g)		215,000	233,383
6.876% 5/21/29 (d)		170,000	172,210
7.253% 3/15/33 (d)		585,000	590,046
7.375% 9/25/32 (d)		285,000	290,664
7.75% 9/1/22 (d)		586,000	609,440
7.75% 9/1/23 (d)		1,265,000	1,352,285
7.75% 9/1/24 (d)		1,250,000	1,352,188
7.75% 9/1/26 (d)		200,000	216,788
7.75% 9/1/27 (d)		110,000	119,027
17% 5/11/22	UAH	15,070,000	583,192
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	5,000,000	6,391,179
0.625% 10/22/50 (Reg. S)	GBP	3,400,000	3,747,389
0.875% 7/31/33 (Reg. S)	GBP	2,003,000	2,633,800
United Mexican States:
2.659% 5/24/31		510,000	491,927
3.25% 4/16/30		620,000	634,648
3.75% 1/11/28		590,000	642,473
4.5% 4/22/29		345,000	387,435
5.75% 10/12/2110		840,000	954,345
6.05% 1/11/40		670,000	820,666
8% 12/7/23	MXN	12,450,000	624,445
Uruguay Republic 5.1% 6/18/50		675,000	858,853
Venezuelan Republic:
9.25% 9/15/27 (f)		2,395,000	239,500
11.95% 8/5/31 (Reg. S) (f)		1,090,000	110,363
12.75% 8/23/22 (f)		190,000	19,000
Vietnamese Socialist Republic 5.5% 3/12/28		1,806,000	1,801,259
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $265,750,822)			260,707,264

Common Stocks - 5.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	247,076	513,918
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)	500	1,336,760
Facebook, Inc. Class A (l)	8,100	2,749,059
Tencent Holdings Ltd. sponsored ADR	11,900	711,263
		4,797,082
Media - 0.1%
Altice U.S.A., Inc. Class A (l)	30,000	621,600
iHeartMedia, Inc. (l)(m)	5,655	141,488
Nexstar Broadcasting Group, Inc. Class A	10,600	1,610,776
		2,373,864
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (l)	8,300	1,060,408
TOTAL COMMUNICATION SERVICES		8,745,272
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Exide Technologies (c)	84	54,600
Exide Technologies (c)(l)	2,115	2,115
Exide Technologies (c)(l)	124,905	1
UC Holdings, Inc. (c)(l)	33,750	320,963
		377,679
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (l)	22,300	1,410,698
Caesars Entertainment, Inc. (l)	32,600	3,660,328
Penn National Gaming, Inc. (l)	18,700	1,355,002
Studio City International Holdings Ltd. ADR (l)	11,100	90,687
		6,516,715
Household Durables - 0.2%
Tempur Sealy International, Inc.	56,800	2,636,088
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (l)	4,000	592,200
Amazon.com, Inc. (l)	300	985,512
		1,577,712
Specialty Retail - 0.3%
Lowe's Companies, Inc.	7,500	1,521,450
Williams-Sonoma, Inc.	18,700	3,316,071
		4,837,521
TOTAL CONSUMER DISCRETIONARY		15,945,715
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)	40,826	900,622
Food Products - 0.2%
Darling Ingredients, Inc. (l)	21,200	1,524,280
JBS SA	388,000	2,641,172
Reddy Ice Holdings, Inc. (c)(l)	5,683	0
Reddy Ice Holdings, Inc. (c)(l)	2,286	126
		4,165,578
TOTAL CONSUMER STAPLES		5,066,200
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (c)	5,989	30,598
Forbes Energy Services Ltd. (l)	6,562	886
Jonah Energy Parent LLC (c)	15,708	725,710
Superior Energy Services, Inc. Class A (c)(l)	5,560	142,340
		899,534
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. (l)	134,027	5,495,107
California Resources Corp. warrants 10/27/24 (l)	3,099	37,188
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(l)	13	22
Series B warrants 10/1/25 (c)(l)	13	22
Cheniere Energy, Inc.	8,900	869,263
Chesapeake Energy Corp.	45,903	2,827,166
Chesapeake Energy Corp. (b)	1,691	104,149
Chesapeake Energy Corp.:
warrants 2/9/26 (l)	6,246	226,168
warrants 2/9/26 (l)	6,940	221,178
warrants 2/9/26 (l)	4,343	126,989
Denbury, Inc. (l)	21,989	1,544,727
Denbury, Inc. warrants 9/18/25 (l)	22,930	1,020,614
EP Energy Corp. (c)(l)	52,316	4,695,361
Extraction Oil & Gas, Inc. (l)	2,584	145,867
Mesquite Energy, Inc. (c)(l)	15,322	527,675
Unit Corp. (l)	1,943	59,262
Whiting Petroleum Corp. (l)	6,615	386,382
		18,287,140
TOTAL ENERGY		19,186,674
FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(l)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	30,000	1,659,900
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)	395	126
Insurance - 0.1%
Arthur J. Gallagher & Co.	6,900	1,025,685
TOTAL FINANCIALS		2,685,714
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)	100	60,518
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.	8,900	2,160,208
Humana, Inc.	2,800	1,089,620
Rotech Healthcare, Inc. (c)(l)	6,069	63,178
UnitedHealth Group, Inc.	3,600	1,406,664
		4,719,670
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (l)	1,800	742,806
IQVIA Holdings, Inc. (l)	7,700	1,844,458
Thermo Fisher Scientific, Inc.	3,000	1,713,990
		4,301,254
TOTAL HEALTH CARE		9,081,442
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
GXO Logistics, Inc. (l)	8,600	674,584
Airlines - 0.0%
Air Canada (l)	17,400	317,750
Building Products - 0.1%
Builders FirstSource, Inc. (l)	13,400	693,316
Carrier Global Corp.	17,700	916,152
		1,609,468
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	3,285	513
Electrical Equipment - 0.0%
Array Technologies, Inc.	300	5,556
Machinery - 0.0%
Allison Transmission Holdings, Inc.	10,800	381,456
Professional Services - 0.1%
ASGN, Inc. (l)	8,000	905,120
Road & Rail - 0.0%
XPO Logistics, Inc. (l)	8,600	684,388
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(l)	321	44,394
Class B (c)(l)	107	14,798
United Rentals, Inc. (l)	3,363	1,180,178
		1,239,370
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)	16,755	19
Class A2 (b)(c)(l)	16,755	19
Class A3 (b)(c)(l)	16,755	19
Class A4 (b)(c)(l)	16,755	19
Class A5 (b)(c)(l)	16,755	19
Class A6 (b)(c)(l)	16,755	19
Class A7 (b)(c)(l)	16,755	19
Class A8 (b)(c)(l)	16,755	19
Class A9 (b)(c)(l)	16,755	19
		171
TOTAL INDUSTRIALS		5,818,376
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
CDW Corp.	5,000	910,100
Zebra Technologies Corp. Class A (l)	2,800	1,443,176
		2,353,276
IT Services - 0.3%
Global Payments, Inc.	9,700	1,528,526
GoDaddy, Inc. (l)	8,800	613,360
MasterCard, Inc. Class A	1,900	660,592
PayPal Holdings, Inc. (l)	4,200	1,092,882
Visa, Inc. Class A	3,000	668,250
		4,563,610
Semiconductors & Semiconductor Equipment - 0.2%
Lam Research Corp.	3,200	1,821,280
Microchip Technology, Inc.	5,900	905,591
ON Semiconductor Corp. (l)	21,400	979,478
		3,706,349
Software - 0.5%
Adobe, Inc. (l)	5,000	2,878,600
Microsoft Corp.	7,400	2,086,208
Palo Alto Networks, Inc. (l)	3,300	1,580,700
SS&C Technologies Holdings, Inc.	15,008	1,041,555
		7,587,063
TOTAL INFORMATION TECHNOLOGY		18,210,298
MATERIALS - 0.4%
Chemicals - 0.1%
CF Industries Holdings, Inc.	21,900	1,222,458
The Chemours Co. LLC	42,600	1,237,956
		2,460,414
Containers & Packaging - 0.2%
Berry Global Group, Inc. (l)	21,000	1,278,480
WestRock Co.	23,900	1,190,937
		2,469,417
Metals & Mining - 0.1%
Algoma Steel GP (c)(l)	10,220	102
Algoma Steel SCA (c)(l)	10,220	818
Elah Holdings, Inc. (l)	14	1,456
First Quantum Minerals Ltd.	54,800	1,014,574
		1,016,950
TOTAL MATERIALS		5,946,781
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	24,200	988,086
PG&E Corp. (l)	76,666	735,994
Portland General Electric Co.	140	6,579
		1,730,659
TOTAL COMMON STOCKS (Cost $53,683,488)		92,417,131

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(l)	187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)	8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $460,804)		176,766

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (g)(h)(n)	477,725	477,897
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (g)(h)(n)	264,203	263,624
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/1/24 (g)(h)(n)	415,681	395,026
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 3/9/27 (g)(h)(n)	409,763	405,940
		1,542,487
Media - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.586% 9/19/26 (g)(h)(n)	207,059	206,748
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (g)(h)(n)(o)	355,000	354,176
		560,924
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (g)(h)(n)(p)	588,013	591,442
TOTAL COMMUNICATION SERVICES		2,694,853
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 7.5% 12/16/25 (g)(h)(n)	50,134	47,639
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (g)(h)(n)	305,000	304,848
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (g)(h)(n)	595,701	597,191
		902,039
Hotels, Restaurants & Leisure - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8/6/28 (g)(h)(n)(o)	700,000	699,517
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (g)(h)(n)	26,422	27,385
3 month U.S. LIBOR + 6.250% 6.8815% 5/29/26 (g)(h)(n)	487,222	417,589
		1,144,491
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(h)(n)	269,325	269,446
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 2/5/26 (g)(h)(n)	963,071	953,845
		1,223,291
TOTAL CONSUMER DISCRETIONARY		3,317,460
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(f)(g)(n)	74,380	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (g)(h)(n)	73,500	72,471
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(h)(n)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(h)(n)	122,000	0
		72,471
TOTAL ENERGY		72,471
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5841% 2/27/28 (g)(h)(n)	537,300	532,120
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(g)(h)(n)	74,485	74,485
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(n)	643,646	643,826
TOTAL FINANCIALS		1,250,431
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8341% 11/4/26 (g)(h)(n)	29,550	29,532
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 9/30/28 (g)(h)(n)(o)	595,000	592,025
		621,557
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(n)	979,142	980,572
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (g)(h)(n)(o)	330,000	330,053
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0841% 6/13/26 (g)(h)(n)	2,312,800	2,307,735
		3,618,360
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 6/1/25 (g)(h)(n)	74,175	74,064
TOTAL HEALTH CARE		4,313,981
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (g)(h)(n)	137,212	134,083
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (g)(h)(n)	73,770	72,087
		206,170
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (g)(h)(n)	425,000	426,415
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (g)(h)(n)	205,000	217,903
		644,318
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(n)	1,137,150	1,134,512
Commercial Services & Supplies - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (g)(h)(n)	140,000	139,766
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (g)(h)(n)	422,235	422,763
		562,529
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (g)(h)(n)	305,000	304,872
TOTAL INDUSTRIALS		2,852,401
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (g)(h)(n)	82,477	82,757
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4425% 3/31/28 (g)(h)(n)(p)	17,276	17,335
		100,092
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(n)	60,938	61,101
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 10/31/26 (g)(h)(n)	58,950	58,778
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 0.000% 2.88% 5/31/25 (f)(g)(h)(n)	776,035	654,943
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (g)(h)(n)	840,000	843,150
		1,617,972
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (g)(h)(n)	1,628,906	1,619,067
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/24/28 (g)(h)(n)(o)	165,000	164,588
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8368% 9/29/24 (g)(h)(n)	196,336	196,362
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (g)(h)(n)	320,000	320,602
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/9/28 (g)(h)(n)	310,000	308,295
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (g)(h)(n)	310,000	308,934
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (g)(h)(n)	140,000	142,216
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(n)	663,313	664,195
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0841% 2/28/27 (g)(h)(n)	123,438	123,283
		3,847,542
TOTAL INFORMATION TECHNOLOGY		5,565,606
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (g)(h)(n)(o)	170,000	169,752
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8/12/28 (g)(h)(n)(o)	130,000	130,407
		300,159
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (g)(h)(n)	79,600	79,750
TOTAL MATERIALS		379,909
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (g)(h)(n)	1,659,000	1,629,453
TOTAL BANK LOAN OBLIGATIONS (Cost $22,401,145)		22,076,565

Fixed-Income Funds - 8.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (q)	1,471,977	148,522,451
Fidelity Mortgage Backed Securities Central Fund (q)	18	1,972
TOTAL FIXED-INCOME FUNDS (Cost $150,629,564)		148,524,423

Preferred Securities - 4.4%
		Principal Amount (a)	Value ($)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (r)		1,885,000	1,920,697
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		2,507,360	38,864
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (g)(r)		775,000	753,688
Energy Transfer LP:
6.25% (g)(r)		3,540,000	3,167,238
6.625% (g)(r)		1,370,000	1,332,325
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(g)(r)		550,000	572,103
MPLX LP 6.875% (g)(r)		1,550,000	1,573,250
Repsol International Finance BV 4.247% (g)(r)	EUR	100,000	126,851
Summit Midstream Partners LP 9.5% (g)(r)		148,000	122,840
Total SA 2.125% (Reg. S) (g)(r)	EUR	272,000	307,978
			7,956,273
TOTAL ENERGY			7,995,137
FINANCIALS - 3.7%
Banks - 3.3%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (g)(r)		200,000	205,663
8% (Reg. S) (g)(r)		475,000	478,355
Banco Do Brasil SA 6.25% (d)(g)(r)		560,000	557,200
Banco Mercantil del Norte SA:
6.75% (d)(g)(r)		350,000	369,644
6.875% (d)(g)(r)		960,000	982,980
7.625% (d)(g)(r)		210,000	234,321
Bank of America Corp.:
5.2% (g)(r)		3,717,000	3,823,864
5.875% (g)(r)		5,125,000	5,849,419
6.25% (g)(r)		1,410,000	1,551,000
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(g)		340,000	353,175
5.35% 11/12/29 (d)(g)		180,000	189,450
Citigroup, Inc.:
4.7% (g)(r)		3,805,000	3,890,613
5% (g)(r)		3,245,000	3,389,321
5.9% (g)(r)		1,455,000	1,516,838
5.95% (g)(r)		2,675,000	2,788,688
6.3% (g)(r)		270,000	291,465
Emirates NBD Bank PJSC 6.125% (Reg. S) (g)(r)		625,000	659,188
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (g)(r)		200,000	215,500
Huntington Bancshares, Inc. 5.7% (g)(r)		650,000	665,604
Itau Unibanco Holding SA 6.125% (d)(g)(r)		785,000	793,488
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4649% (g)(h)(r)		2,145,000	2,153,044
3 month U.S. LIBOR + 3.800% 3.9258% (g)(h)(r)		865,000	865,986
4% (g)(r)		4,805,000	4,825,421
4.6% (g)(r)		1,225,000	1,252,563
5% (g)(r)		1,660,000	1,732,625
6% (g)(r)		6,524,000	6,882,820
6.125% (g)(r)		850,000	914,813
6.75% (g)(r)		400,000	439,000
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(g)(r)		455,000	468,878
NBK Tier 1 Financing Ltd. 3.625% (d)(g)(r)		230,000	230,144
Tinkoff Credit Systems:
6% (d)(g)(r)		275,000	274,835
9.25% (Reg. S) (g)(r)		1,005,000	1,045,388
Wells Fargo & Co.:
5.875% (g)(r)		2,600,000	2,897,726
5.9% (g)(r)		3,065,000	3,298,706
			56,087,725
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (g)(r)		420,000	434,175
4.95% (g)(r)		710,000	752,600
5% (g)(r)		4,331,000	4,374,310
			5,561,085
Diversified Financial Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (g)(r)		800,000	811,200
OEC Finance Ltd. 7.5% pay-in-kind (d)(r)		1,142,931	92,006
			903,206
TOTAL FINANCIALS			62,552,016
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (g)(r)		400,000	438,500
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(g)(r)		315,000	317,520
5.65% (d)(g)(r)		255,000	271,304
			588,824
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV 5.125% (d)(g)(r)		595,000	602,438
TOTAL PREFERRED SECURITIES (Cost $72,768,137)			74,097,612

Money Market Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (s)	142,033,061	142,061,468
Fidelity Securities Lending Cash Central Fund 0.06% (s)(t)	107,089	107,100
TOTAL MONEY MARKET FUNDS (Cost $142,160,015)		142,168,568

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,657,018,337)	1,724,667,036
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(45,262,230)
NET ASSETS - 100.0%	1,679,404,806

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 10/1/51	(1,100,000)	(1,156,819)
3.5% 10/1/51	(1,100,000)	(1,156,819)
3.5% 10/1/51	(1,100,000)	(1,156,819)

TOTAL GINNIE MAE		(3,470,457)

Uniform Mortgage Backed Securities
2.5% 10/1/51	(150,000)	(154,670)
2.5% 10/1/51	(200,000)	(206,227)
2.5% 10/1/51	(350,000)	(360,897)
2.5% 10/1/51	(400,000)	(412,453)
2.5% 10/1/51	(200,000)	(206,227)
3.5% 10/1/51	(200,000)	(211,648)
3.5% 10/1/51	(200,000)	(211,648)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,763,770)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,232,822)		(5,234,227)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	186	Dec 2021	24,479,344	(375,695)	(375,695)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	181	Dec 2021	39,829,898	(25,806)	(25,806)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7	Dec 2021	859,195	(6,347)	(6,347)

TOTAL FUTURES CONTRACTS					(407,848)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,154,813	USD	1,336,033	CIBC World Markets	10/01/21	1,644
EUR	2,986,940	USD	3,468,345	State Street Bank	10/01/21	(8,423)
CAD	3,528,899	USD	2,767,411	Hsbc Bank Plc	10/04/21	18,709
EUR	2,293,000	USD	2,691,452	Barclays Bank PLC	11/18/21	(33,001)
EUR	614,000	USD	723,209	Hsbc Bank Plc	11/18/21	(11,351)
EUR	2,410,000	USD	2,823,598	Hsbc Bank Plc	11/18/21	(29,500)
EUR	1,728,000	USD	2,044,986	Morgan Stanley	11/18/21	(41,583)
EUR	332,000	USD	394,114	National Australia Bank	11/18/21	(9,201)
EUR	362,000	USD	422,615	National Australia Bank	11/18/21	(2,920)
EUR	1,502,000	USD	1,764,997	State Street Bank	11/18/21	(23,613)
EUR	329,000	USD	386,536	State Street Bank	11/18/21	(5,101)
GBP	292,000	USD	394,645	Morgan Stanley	11/18/21	(1,191)
USD	1,009,479	AUD	1,383,000	National Australia Bank	11/18/21	9,449
USD	668,680	AUD	921,000	State Street Bank	11/18/21	2,717
USD	16,246,364	CAD	20,370,000	BNP Paribas	11/18/21	164,986
USD	2,980,618	CAD	3,801,000	Hsbc Bank Plc	11/18/21	(20,134)
USD	1,443,993	EUR	1,247,000	CIBC World Markets	11/18/21	(1,750)
USD	378,419	EUR	319,000	CIBC World Markets	11/18/21	8,577
USD	90,782,099	EUR	77,346,000	Hsbc Bank Plc	11/18/21	1,108,944
USD	1,714,458	EUR	1,445,000	Hsbc Bank Plc	11/18/21	39,158
USD	2,307,326	EUR	1,971,000	Hsbc Bank Plc	11/18/21	22,195
USD	1,603,508	EUR	1,360,000	JPMorgan Chase Bank, N.A.	11/18/21	26,756
USD	3,364,811	EUR	2,870,000	Morgan Stanley	11/18/21	37,400
USD	3,106,921	EUR	2,654,000	Royal Bank Of Canada	11/18/21	29,935
USD	1,998,843	EUR	1,688,000	State Street Bank	11/18/21	41,815
USD	3,476,251	EUR	2,991,000	State Street Bank	11/18/21	8,555
USD	11,000,296	GBP	7,964,000	Barclays Bank PLC	11/18/21	269,254
USD	2,593,317	GBP	1,898,000	CIBC World Markets	11/18/21	35,869
USD	17,145,064	JPY	1,897,616,000	National Australia Bank	11/18/21	89,365

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,727,560

Unrealized Appreciation						1,915,328
Unrealized Depreciation						(187,768)
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	750,000	(7,108)	0	(7,108)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	314,000	(6,368)	0	(6,368)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	30,000	(1,352)	0	(1,352)
TOTAL INTEREST RATE SWAPS							(14,828)	0	(14,828)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
UAH	-	Ukrainian hryvnia
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,546,502 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,298,225 or 29.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $362,408.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $57,236.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $99,327 and $99,903, respectively.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Security is perpetual in nature with no stated maturity date.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 7/15/21	193,687
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	111,311
New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948
Southeastern Grocers, Inc.	6/01/18	287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	91,912,557	402,369,986	352,220,917	56,191	(158)	-	142,061,468	0.2%
Fidelity Floating Rate Central Fund	132,269,326	14,442,583	750,075	4,194,748	825	2,559,792	148,522,451	5.4%
Fidelity Mortgage Backed Securities Central Fund	7,573	4,362,510	4,357,631	2,510	(10,485)	5	1,972	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	344,330	237,230	3	-	-	107,100	0.0%
Total	224,189,456	421,519,409	357,565,853	4,253,452	(9,818)	2,559,797	290,692,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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